Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue [Abstract]
REVENUE
18	REVENUE

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Revenue from contract services	21,776,845	38,289,161	9,089,415
Revenue from sales of goods	7,595,546	2,507,413	595,232
Revenue from contract services – related parties	1,067,194	14,669,420	3,482,355
	30,439,585	55,465,994	13,167,002

Timing of revenue recognition:
Point in time	7,595,546	1,230,715	292,158
Over time	22,844,039	54,235,279	12,874,844
	30,439,585	55,465,994	13,167,002

Unsatisfied performance obligation	36,756,234	196,695,432	46,693,278

Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of solar mounting structure, accessories and electricity.

Unsatisfied performance obligation was duly satisfied and recognized as revenue within 12 months after the reporting year end, respectively. Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of parts and accessories.

16	REVENUE

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Revenue from contract services	30,686,871	107,896,941	61,838,681	13,817,155
Revenue from sales of goods	24,360,650	35,386,851	22,611,383	5,052,259
Revenue from contract services – related party	8,460,447	4,770,181	5,894,524	1,317,065
Revenue from sales of goods – related party	1,498	—	—	—
	63,509,466	148,053,973	90,344,588	20,186,479

Timing of revenue recognition:
Point in time	24,362,148	35,386,851	22,611,383	5,052,259
Over time	39,147,318	112,667,122	67,733,205	15,134,220
	63,509,466	148,053,973	90,344,588	20,186,479

Unsatisfied performance obligation	32,053,105	22,396,400	14,606,212	3,263,593

Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of solar mounting structure and its accessories.

Unsatisfied performance obligation was duly satisfied and recognized as revenue within 12 months after the reporting year end, respectively. Revenue from contract services primarily involved in project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved in supply and selling of parts and accessories.